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Defined Asset Funds(sm)

SELECT TEN
PORTFOLIO

SELECT  - TEN DJIA
A Defined Strategy for Total Return

[LOGO] Merrill Lynch


SELECTING INVESTMENTS FOR YOUR PORTFOLIO CAN BE COMPLICATED - UNLESS YOU HAVE A STRATEGY.

Maybe you've heard of "The Dow Ten" or even "The Dogs of the Dow." However you refer to it, this contrarian strategy of investing each year in the 10 highest dividend-yielding stocks of the Dow Jones Industrial Average(*)
(DJIA) looks for value by investing in established stocks whose prices may be depressed. After all, to a contrarian investor, bad news can be good news, and unfavorable developments may create special opportunities.

The Select Ten Strategy

The Select Ten Portfolio employs this strategy of investing in the 10 highest dividend-yielding stocks in the DJIA and then holding them for about one year. When a Portfolio ends, you may choose to reinvest your proceeds into the next Portfolio of the then-current Strategy, if available, or you can redeem your investment. Although this is a one-year investment, we recommend you stay with the Strategy for at least three to five years for potentially more consistent results.

Past Performance of Prior Select Ten Portfolios

The chart below shows average annual total returns for the following Series, which assume annual "rollovers" into the next Portfolio. We've also included returns for the most recently completed Portfolio of each Series.



   Series From Inception Through      Most Recently Completed Portfolio
              3/31/98
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 Inception    Series      Return      Period        Series        Return
-------------------------------------------------------------------------
5/17/91       B           17.74%      5/20/96-      B             27.54%
                                      6/27/97
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1/3/92        A           17.21%      1/27/97-      A             18.90%
                                      2/27/98
-------------------------------------------------------------------------
9/1/92        C           21.33%      9/17/96-      C             28.52%
                                      10/24/97
-------------------------------------------------------------------------
7/22/96       3           29.77%      7/22/96-      3             33.68%
                                      8/29/97
-------------------------------------------------------------------------
11/1/96       5           24.43%      11/1/96-      5             25.85%
                                      12/12/97
-------------------------------------------------------------------------
1/2/97        J           18.68%      1/2/97-       J             12.87%
                                      1/30/98
-------------------------------------------------------------------------
2/25/97       1           14.07%      2/25/97-      1             19.38%
                                      3/27/98
-------------------------------------------------------------------------



Past performance is no guarantee of future results. Returns represent price changes plus dividends reinvested, divided by the initial public offering price and reflect maximum sales charges and expenses. Returns for Series From Inception differ from Most Recently Completed Portfolio because they reflect a reduced sales charge on rollovers, and different performance periods, and Portfolios may not be fully invested at all times.

Hypothetical Results

We analyzed the Strategy of investing in the ten highest dividend-yielding stocks to see how it compared to the DJIA and the S&P 500 Index*. The Strategy would have underperformed the DJIA in 12 and the S&P 500 Index in 11 of the last 25 years if sales charges and expenses were deducted and would have produced a loss in 5 of those years. But, as you can see from the chart below, the results are compelling.


Defining Your Risks

  The following are important facts to keep in mind when considering this investment.
o The Portfolio is for investors who can assume the risks associated with equity investments. It may not be appropriate for investors seeking capital preservation. U.S. equity markets have been at historically high levels and no assurance can be given that these levels will continue.
o There can be no assurance that the Portfolio will meet its objective.
o The value of your investment will fluctuate with the prices of the underlying stocks. There can be no assurance that dividend rates will be maintained or that stock prices will not decrease.
o These stocks may have higher yields because they or their industries are out of favor. There can be no assurance that the market factors which caused this will change.

Hypothetical Growth of $10,000 invested 1/1/73 through 3/31/98

[A mountain chart, captioned "Hypothetical Growth of $10,000 invested
1/1/73 through 3/31/98" compares the cumulative annual performance from 1973 through 3/31/98 of the Strategy (orange), the Dow Jones Industrial Average
(DJIA)* (pink) and the S&P 500 Index* (purple). The horizontal or (Y) axis compares the cumulative annual performance by YEAR, from 1973 through 3/31/98. The vertical or (X) axis reflects DOLLAR AMOUNT value for each index from 1973 ending 3/31/98. The initial value of each investment is $10,000. Throughout the period from 1973 through March 31, 1998, increases in each investment build towards the right vertical or (X) axis. At the end of this period, the right vertical or (X) axis, reflects the ending value of the STRATEGY ($463,801), the ending value of the DJIA ($237,538) and the ending value of the S&P 500 Index ($234,178).]

Past performance of the Strategy is no guarantee of future results of any Portfolio. There can be no assurance that any Portfolio will outperform either index. Results shown represent price changes plus dividends reinvested at each year end, and do not reflect commissions or taxes. Only Strategy performance reflects the deduction of Portfolio sales charges (2.75% for the first year, 1.75% for each subsequent year) and estimated expenses
(about 0.21% a year). Portfolio performance will differ from the Strategy because Portfolios are established and liquidated at different times during the year, they normally purchase and sell stocks at prices different from the closing prices used in determining Portfolio unit price, Portfolios are not fully invested at all times and stocks may not be weighted equally


*Dow Jones & Company, Inc., owner of the name "Dow Jones Industrial Average," is unaffiliated with and did not participate in the creation of the Portfolio or the selection of its stocks, and has neither reviewed nor approved any information in the prospectus relating to the Portfolio. "S&P 500" is a trademark of The McGraw-Hill Companies, Inc.


Act Now!

You can get started with the Select Ten Strategy right now with as little as $250. Simply return the attached coupon to receive a free copy of our brochure. Ask your financial professional for a free prospectus containing more complete information on the Select Ten Portfolio, including all sales charges and expenses. Be sure to read the prospectus carefully before you invest.



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Information contained herein is subject to amendment. A registration statement relating to the securities of the next Portfolio has been filed with the Securities and Exchange Commission. The securities of that Portfolio may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This brochure shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such an offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of such state.